DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.9%
2,361,904	AASET Ltd., Series 2019-2-C	6.41	% ^Þ	10/16/2039	1,128,773
376,851	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% ^Þ	06/15/2043	172,535
1,292,464	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% ^Þ	04/15/2039	632,872
2,282,866	GAIA Aviation Ltd., Series 2019-1-C	7.00	% ^§Þ	12/15/2044	1,300,026
1,155,386	Harley Marine Financing LLC, Series 2018-1A-A2	5.68	% ^	05/15/2043	1,046,989
1,500,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67	% ^	05/25/2025	1,508,057
905,010	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% ^Þ	12/15/2038	548,784
8,871,000	LendingClub Receivables Trust, Series 2020-3-B	7.50	% ^	01/16/2046	8,827,701
2,596,016	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% ^	12/15/2027	2,616,073
3,100,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% ^	05/17/2027	3,141,137
50,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11	% ^@Þ	02/25/2042	2,218,933
14,827	SoFi Professional Loan Program, Series 2018-A-R2	6.11	% ^@Þ	02/25/2042	658,002
100,000	SoFi Professional Loan Program, Series 2018-C-R1	5.58	% ^@Þ	01/25/2048	3,217,222
1,553,199	START Ireland, Series 2019-1-C	6.41	% ^Þ	03/15/2044	972,176
265,655	START Ltd., Series 2019-2-C	6.66	% ^Þ	11/15/2044	159,012
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10%		12/20/2050	4,310,578
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48	% ^	05/22/2023	2,113,358

Total Asset Backed Obligations (Cost $38,822,413)					34,572,228

Bank Loans - 9.3%
741,983	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	736,418
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	3,020,355
6,448,464	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	6,184,077
4,653,195	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		09/19/2025	4,693,911
4,067,576	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	4,107,235
1,777,928	Auris Luxembourg III SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/27/2026	1,722,368
3,118,910	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	3,125,397
2,510,719	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	2,528,859
2,044,725	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	2,056,595
1,800,000	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/15/2027	1,806,750
2,025,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	2,002,522
2,980,707	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	8.99%		02/04/2022	2,958,352
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	3,993,752
534,804	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	511,034
287,529	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	274,750
1,505,350	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	1,485,901
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		12/01/2025	1,255,081
6,369,337	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	5,726,639
2,365,009	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% Þ	06/30/2027	2,365,009
475,000	Froneri US, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%)	5.90%		01/28/2028	480,937
760,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	765,704
1,540,498	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,521,727
3,930,300	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	3,940,126
9,256,216	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	7,064,483
598,019	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	588,301
6,776,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	6,849,384
2,270,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	2,268,581
1,243,246	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	1,203,363
1,818,150	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		05/26/2025	1,763,605
4,705,737	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	4,711,619
670,179	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	669,760
1,280,000	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan	5.25	% ±	12/17/2026	1,284,506
667,104	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	448,627
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/30/2024	43,675
733,955	Longview Power LLC, Guaranteed Senior Secured First Lien Term Loan	10.15	% ±	07/31/2025	730,285
3,102,500	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/01/2023	3,092,805
2,205,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	2,222,916
1,670,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	1,673,824
865,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	902,684
3,905,525	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	3,842,060
1,773,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	1,773,833
7,206,895	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	6,995,193
1,714,858	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	1,563,068
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.89%		11/30/2026	1,551,615
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.15%		10/19/2026	784,635
307,266	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% &	11/16/2027	308,418
3,112,734	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	3,124,407
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.40%		02/13/2026	3,825,775
640,000	Pelican Products, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.97%		05/01/2026	515,200
1,155,000	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	1,164,257
700,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		11/19/2027	701,750
2,000,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	1,853,330
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	2,219,791
656,190	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	613,538
3,778,819	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00	% Ω	12/17/2021	1,700,469
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		10/01/2026	2,275,250
950,000	Sabre Global, Inc., Senior Secured First Lien Term Loan	4.75	% ±	12/17/2027	953,563
2,761,463	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	2,762,153
2,315,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	2,313,067
1,401,374	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	1,408,675
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		06/26/2026	3,752,289
1,562,500	Southern Graphics, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%)	7.73%		12/08/2023	539,062
865,288	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	858,799
259,798	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00	% Þ	04/17/2024	258,551
2,210,625	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	2,181,611
900,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		07/20/2026	906,750
1,890,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	1,915,194
3,819,235	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		02/01/2024	3,418,215
505,412	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	448,553
2,534,531	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	2,506,803
3,123,884	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	2,142,469
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	3,467,000
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.00%		05/15/2023	268,901
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.00%		05/15/2023	1,535,299
2,970,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	2,567,209
3,906,974	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.90%		10/09/2026	3,749,073
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	8.46%		12/21/2026	2,581,937

Total Bank Loans (Cost $175,359,488)					168,129,679

Collateralized Loan Obligations - 12.6%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	4.49	% ^	07/15/2026	1,958,865
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	6.49	% ^	07/15/2026	5,503,464
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	8.47	% ^	07/18/2027	1,630,861
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	6.02	% ^	10/20/2030	2,792,896
2,500,000	Atrium, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.06	% ^	01/23/2031	2,382,999
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.67	% ^	10/20/2030	2,151,669
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	6.06	% ^	10/15/2030	1,428,456
5,000,000	Barings Ltd., Series 2019-2A-D (3 Month LIBOR USD + 6.69%, 6.69% Floor)	6.93	% ^	04/15/2031	4,942,430
1,000,000	Barings Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.63	% ^	10/15/2032	1,007,293
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.02	% ^	07/18/2027	1,864,196
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99	% ^	10/15/2031	6,204,777
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	7.09	% ^	04/15/2029	7,705,342
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	5.99	% ^	07/15/2031	2,302,065
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.49	% ^	07/15/2030	6,324,550
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99	% ^	07/15/2031	2,311,284
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	5.74	% ^	10/15/2030	1,767,620
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.92	% ^	04/20/2031	2,960,189
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.04	% ^	04/15/2030	1,439,707
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	7.44	% ^	04/15/2031	2,053,669
3,250,000	Dryden Ltd., Series 2019-68A-E (3 Month LIBOR USD + 6.75%)	6.99	% ^	07/15/2032	3,147,652
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.39	% ^	01/15/2031	2,632,752
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	5.74	% ^	01/15/2031	1,175,448
1,046,156	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.22	% ^Þ	04/28/2025	210,177
1,117,472	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	5.97	% ^Þ	04/28/2025	0
1,500,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.74	% ^	10/15/2030	1,367,504
1,000,000	HPS Loan Management Ltd., Series 15A-19-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.82	% ^	07/22/2032	955,877
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	7.83	% ^Þ	07/20/2031	2,610,687
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.24	% ^	10/15/2031	4,518,345
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	6.69	% ^Þ	07/15/2027	6,680,197
6,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.52	% ^	01/20/2031	5,570,036
2,000,000	LCM Ltd., Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.97	% ^	10/20/2030	1,849,763
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.02	% ^	10/22/2030	10,304,612

7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	6.56	% ^	10/21/2030	7,032,873
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	6.31	% ^	04/25/2029	2,905,836
2,000,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.96	% ^	04/25/2031	1,999,555
2,000,000	Madison Park Funding Ltd., Series 2019-37A-E (3 Month LIBOR USD + 6.55%)	6.79	% ^	07/15/2032	2,010,206
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	4.74	% ^	01/15/2028	9,627,196
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	5.22	% ^	01/18/2028	7,276,273
3,250,000	Magnetite Ltd., Series 2019-22A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.99	% ^	04/15/2031	3,251,601
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	5.64	% ^	01/15/2028	1,920,531
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.97	% ^	04/20/2031	1,002,744
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.92	% ^	01/19/2032	1,754,246
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-E (3 Month LIBOR USD + 6.80%)	7.03	% ^	10/16/2032	2,256,391
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	8.02	% ^	01/20/2033	2,028,140
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	6.51	% ^	07/25/2030	1,988,077
3,675,000	Niagara Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.45%, 6.45% Floor)	6.67	% ^	07/17/2032	3,663,928
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.39	% ^	07/15/2029	4,929,829
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.97	% ^	07/17/2030	7,755,873
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	7.22	% ^	07/19/2030	5,473,196
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.22	% ^	02/14/2031	2,501,607
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.46	% ^	01/24/2033	2,999,988
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.33	% ^	07/15/2030	1,685,759
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.42	% ^	03/17/2030	3,846,620
3,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.81	% ^	10/25/2032	3,024,060
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.69%, 7.69% Floor)	7.93	% ^	10/15/2032	1,008,836
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.01	% ^	05/12/2031	991,350
500,000	Sound Point Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.24%, 7.24% Floor)	7.48	% ^	10/25/2031	504,197
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	5.52	% ^	01/15/2030	6,931,777
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	6.94	% ^	10/20/2028	6,372,450
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	7.02	% ^	01/20/2029	4,392,450
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	6.57	% ^	07/20/2030	3,423,880
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.87	% ^	07/20/2029	3,978,894
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	6.32	% ^	04/17/2030	1,398,270
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	5.49	% ^	07/15/2031	930,487
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	7.53	% ^	07/15/2031	857,584
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.97	% ^	10/18/2030	1,864,050
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99	% ^	01/15/2031	2,921,117
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	6.44	% ^	10/22/2031	1,689,806
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	6.64	% ^	04/18/2029	4,863,548
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	6.64	% ^	10/15/2030	2,857,899
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	5.74	% ^	07/15/2030	887,387
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	5.99	% ^	07/15/2030	910,697

Total Collateralized Loan Obligations (Cost $242,597,524)					227,474,590

Foreign Corporate Bonds - 65.5%
2,100,000	ABM Investama Tbk PT	7.13%		08/01/2022	1,866,374
24,000,000	AES Andres B.V.	7.95	% ^	05/11/2026	24,870,000
5,500,000	AES Argentina Generacion S.A.	7.75	% ^	02/02/2024	4,523,805
29,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	24,264,045
930,000	AES Dominicana	7.95%		05/11/2026	963,712
8,200,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% †	05/25/2025	8,589,500
4,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38	% †	12/04/2023	4,922,000
5,885,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% †	07/31/2024	6,225,221
10,000,000	Air Canada Class C Pass Through Trust	10.50	% ^	07/15/2026	10,652,967
16,100,000	Alpha Holdings S.A.	10.00%		12/19/2022	13,825,875
400,000	Alpha Holdings S.A.	10.00	% ^	12/19/2022	343,500
6,300,000	Alpha Holdings S.A.	9.00%		02/10/2025	4,652,550
12,950,000	Alpha Holdings S.A.	9.00	% ^	02/10/2025	9,563,575
6,000,000	AMS AG	7.00	% ^z	07/31/2025	6,528,750
12,481,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%		07/19/2026	11,389,037
12,650,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% ^	11/04/2026	10,974,001
12,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	10,887,251
6,100,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% †z	01/10/2028	6,931,186
8,209,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% †z	06/27/2029	9,286,431
700,000	Bayan Resources Tbk PT	6.13%		01/24/2023	719,651
12,000,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% ^z	01/23/2081	13,374,120
9,145,000	Braskem Idesa S.A.P.I.	7.45	% z	11/15/2029	8,596,300
16,850,000	Braskem Idesa S.A.P.I.	7.45	% ^z	11/15/2029	15,839,000
5,226,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	4.96	% †	03/31/2021	4,938,570
10,450,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	4.53	% †	03/31/2021	9,143,750
1,958,000	Calfrac Holdings LP	10.88	% ^	03/15/2026	1,370,600
12,150,000	Capex S.A.	6.88%		05/15/2024	10,692,122
10,050,000	Central China Real Estate Ltd.	7.25%		07/16/2024	10,150,641
11,000,000	Central China Real Estate Ltd.	7.25%		08/13/2024	11,068,750
18,230,000	CFG Investment S.A.C.	9.75	% Ω	07/30/2019	11,120,300
23,750,000	Cia General de Combustibles S.A.	9.50	% ^	03/08/2025	19,326,562
2,800,000	Connect Finco LLC	6.75	% ^	10/01/2026	3,019,996
3,800,000	Credito Real S.A.B. de C.V.	9.50	% z	02/07/2026	4,132,538
26,961,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% †	11/29/2022	26,085,037
9,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% ^†	11/29/2022	9,094,594
13,104,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	10,529,392
4,406,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	3,315,515
12,550,000	Credivalores-Crediservicios S.A.	8.88	% ^	02/07/2025	9,443,875
40,000,000	CSN Islands Corporation	7.00	% †z	03/23/2021	39,737,000
3,931,846	Digicel Group Ltd. (PIK 7.00%)	7.00	% ^†	01/19/2021	1,100,917
15,400,708	Digicel Group Ltd. (PIK 8.00%)	8.00	% ^	04/01/2025	8,085,372
19,000,000	Docuformas SAPI de C.V.	10.25	% ^	07/24/2024	17,361,440
7,600,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	6,944,576
18,494,000	Empresa Electrica Guacolda S.A.	4.56	% z	04/30/2025	16,691,758
9,800,000	FS Luxembourg Sarl	10.00	% ^z	12/15/2025	10,625,650
13,447,000	Garda World Security Corporation	8.75	% ^	05/15/2025	14,026,767
19,000,000	Geopark Ltd.	5.50	% z	01/17/2027	19,047,690
3,660,000	GFL Environmental, Inc.	8.50	% ^z	05/01/2027	4,069,462
7,800,000	Gilex Holding Sarl	8.50%		05/02/2023	8,146,203
10,000,000	Gilex Holding Sarl	8.50	% ^	05/02/2023	10,443,850
14,800,000	Gran Tierra Energy, Inc.	6.25%		02/15/2025	10,101,148
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	6,210,090
21,000,000	Gran Tierra Energy, Inc.	7.75	% ^	05/23/2027	14,490,210
24,568,282	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13	% ^z	05/22/2026	12,161,299
6,200,000	Indika Energy Capital IV Pte Ltd.	8.25	% ^	10/22/2025	6,720,620
19,511,000	Instituto Costarricense de Electricidad	6.38	% z	05/15/2043	15,828,299
15,000,000	Instituto Costarricense de Electricidad	6.38	% ^	05/15/2043	12,168,750
3,300,000	Intelsat Jackson Holdings S.A.	8.50	% ^Ω	10/15/2024	2,367,420
7,715,000	Intelsat Jackson Holdings S.A.	9.75	% ^Ω	07/15/2025	5,567,144
5,925,566	Invepar Holdings	0.00	% ΩÞ	12/30/2028	253,389
11,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% †z	02/27/2025	10,807,610
26,500,000	Kosmos Energy Ltd.	7.13%		04/04/2026	25,767,010
19,555,000	Kronos Acquisition Holdings, Inc.	9.00	% ^	08/15/2023	20,038,986
1,400,000	Kronos Acquisition Holdings, Inc.	5.00	% ^z	12/31/2026	1,463,000
13,800,000	Medco Bell Pte Ltd.	6.38	% ^	01/30/2027	14,151,900
1,000,000	Medco Bell Pte Ltd.	6.38%		01/30/2027	1,025,500
11,000,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	11,853,364
8,000,000	Metinvest B.V.	8.50%		04/23/2026	9,020,000
9,500,000	Metinvest B.V.	7.75	% ^z	10/17/2029	10,436,320
11,654,000	Metinvest B.V.	7.75%		10/17/2029	12,802,618
24,000,000	Oi S.A. (PIK 4.00%)	10.00%		07/27/2025	25,560,240
17,335,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% ^z	02/11/2025	18,104,241
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	8,005,134
13,600,000	Pampa Energia S.A.	7.50%		01/24/2027	12,095,500
5,000,000	Pampa Energia S.A.	7.50	% ^	01/24/2027	4,446,875
11,000,000	Pampa Energia S.A.	9.13%		04/15/2029	9,735,000
5,000,000	Pampa Energia S.A.	9.13	% ^	04/15/2029	4,425,000
38,077,000	Peru LNG S.R.L.	5.38%		03/22/2030	34,021,800
570,000	Pesquera Exalmar S.A.	8.00%		01/25/2025	558,600
4,800,000	Petra Diamonds PLC	7.25	% ^Ω	05/01/2022	1,896,000
9,100,000	Puma International Financing S.A.	5.00%		01/24/2026	8,827,000
9,000,000	Rio Energy S.A.	6.88	% ^	02/01/2025	6,412,590
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	7,837,610
2,200,000	RKI Overseas Finance Ltd.	7.00	% †	06/23/2022	2,059,879
18,796,000	RKP Overseas Finance Ltd.	7.95	% †	02/17/2022	18,825,926
8,810,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% †	11/18/2024	8,814,405
19,350,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	19,737,061
2,650,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	2,656,625
21,119,000	Sappi Papier Holding GMBH	7.50	% ^	06/15/2032	20,907,810
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,425,000
23,467,953	Stoneway Capital Corporation	10.00	% Ω	03/01/2027	9,621,861
4,100,000	TBLA International Pte Ltd.	7.00%		01/24/2023	4,151,043
8,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	8,368,200
2,500,000	Telecom Argentina S.A.	8.50	% ^	08/06/2025	2,346,900
14,835,000	Telecom Argentina S.A.	8.50%		08/06/2025	13,926,505
16,000,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	16,440,000

5,035,000	Tervita Corporation	11.00	% ^	12/01/2025	5,434,326
20,400,000	TV Azteca S.A.B.	8.25%		08/09/2024	11,549,358
5,100,000	UEP Penonome S.A.	6.50	% ^	10/01/2038	5,325,777
6,500,000	Unifin Financiera S.A.B. de C.V.	8.38	% z	01/27/2028	6,288,750
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% †	01/29/2025	18,420,240
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% ^†	01/29/2025	8,442,610
29,000,000	Unigel Luxembourg S.A.	8.75	% ^	10/01/2026	31,320,290
6,000,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	6,480,060
13,000,000	Vedanta Resources Finance PLC	9.25	% ^z	04/23/2026	9,880,000
20,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	15,200,000
5,000,000	Vedanta Resources Ltd.	7.13%		05/31/2023	4,115,000
7,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	5,057,500
6,200,000	Walnut Bidco PLC	9.13%		08/01/2024	6,581,982
10,000,000	YPF S.A.	10.00	% ^	07/25/2026	8,262,600
8,300,000	YPF S.A.	8.50%		07/28/2025	6,411,833
850,000	YPF S.A.	8.50	% ^	06/27/2029	623,900
5,000,000	YPF S.A.	8.50%		06/27/2029	3,670,000
20,807,000	YPF S.A.	7.00%		12/15/2047	14,991,652
15,450,000	Yuzhou Properties Company Ltd.	8.30%		05/27/2025	16,811,531
10,700,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	11,515,860

Total Foreign Corporate Bonds (Cost $1,233,729,356)					1,186,326,529

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
1,890,000	Ecuador Government International Bond	0.50	% ^x	07/31/2030	1,216,688
753,700	Ecuador Government International Bond	0.00	% ^	07/31/2030	360,834
4,953,000	Ecuador Government International Bond	0.50	% ^x	07/31/2035	2,705,576
2,270,000	Ecuador Government International Bond	0.50	% ^x	07/31/2040	1,163,375

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $6,321,067)					5,446,473

Non-Agency Commercial Mortgage Backed Obligations - 14.4%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56	% ^	06/15/2035	8,810,667
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.47	% #^I/O	07/15/2053	2,567,139
4,250,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41	% ^	07/15/2034	4,187,570
350,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.08	% ^	05/15/2035	320,749
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.28	% #^I/O	11/15/2052	985,410
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.01	% #^I/O	11/15/2052	889,693
15,292,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01	% ^	10/15/2035	13,538,838
871,000	CF Trust, Series 2019-MF1-F (1 Month LIBOR USD + 2.95%, 3.95% Floor)	3.95	% ^	08/21/2032	806,578
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.23	% #^I/O	10/10/2047	1,097,491
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% #^	02/10/2048	4,014,071
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75	% ^Þ	08/10/2047	1,228,402
7,054,854	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75	%^Þ	08/10/2047	565,482
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00	% #^Þ	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23	% #^I/O	10/10/2048	958,877
5,462,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.63	% #	11/15/2048	5,527,255
6,000,000	Exantas Capital Corporation, Series 2020-RSO8-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.95	% ^	03/15/2035	5,691,510
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.65	% ^	11/25/2025	3,636,299
537,915	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.83	% ^	02/25/2023	548,728
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.79	% ^	03/25/2026	2,018,090
1,447,466	FREMF Mortgage Trust, Series 2016-KF17-B (1 Month LIBOR USD + 5.84%, 5.84% Floor)	5.99	% ^	04/25/2023	1,447,919
2,300,243	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.30	% ^	09/25/2023	2,294,808
5,228,893	FREMF Mortgage Trust, Series 2016-KSW1-B (1 Month LIBOR USD + 5.95%)	6.10	% ^	02/25/2026	5,334,678
2,846,112	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.50	% ^	12/25/2026	2,847,898
40,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29	% ^	12/15/2036	35,574,616
2,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.46	% #^Þ	04/10/2047	220,860
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.29	% #^I/O	04/10/2047	2,461,962
10,000,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91	% ^	05/15/2038	9,310,070
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52	% ^	11/05/2035	5,026,421
16,270,694	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.06	% ^	11/15/2036	14,075,175
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10	% #^I/O	08/15/2046	1,489,838
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% #^Þ	04/15/2047	8,800,654
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% #^Þ	04/15/2047	4,075,169
21,436,732	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% #^Þ	04/15/2047	2,781,547
47,829,582	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.76	% #^I/O	08/15/2047	1,212,021
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% #^Þ	02/15/2048	7,757,263
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.50	% #^I/O	02/15/2048	1,302,834
2,600,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16	% ^	07/15/2036	2,426,071
21,581,000	MBRT, Series 2019-MBR-G (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.06	% ^	11/15/2036	18,314,306
2,050,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31	% ^	09/13/2031	2,014,488
1,563,215	Morgan Stanley Capital Trust, Series 2007-HQ13-AJ	6.32	% #	12/15/2044	1,572,985
8,000,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.15	% #^	06/11/2049	7,701,216
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.06	% ^	11/15/2034	7,767,745
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96	% ^	05/15/2036	2,713,429
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81	% ^	05/15/2036	8,779,372
8,009,232	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41	% ^	08/15/2034	7,892,303
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% #^	12/15/2050	6,028,040
1,876,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.00	% ^	02/15/2032	1,612,860
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% ^Þ	08/15/2050	1,397,690
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.55	% #^I/O	08/15/2050	230,306
12,170,989	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.55	% #^I/O	08/15/2050	563,685
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.21	% #^Þ	06/15/2048	10,747,910
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.21	% #^Þ	06/15/2048	4,701,293
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.21	% #^Þ	06/15/2048	6,463,076
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% #^I/O	10/15/2049	1,993,040
78,851,866	Wells Fargo Commercial Mortgage Trust, Series 2014-LC14-XC	1.73	% #^I/O	03/15/2047	3,970,361

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $315,213,169)					260,296,759

Non-Agency Residential Collateralized Mortgage Obligations - 3.2%
29,985,415	CIM Trust, Series 2016-1RR-B2	6.00	% #^Þ	07/26/2055	27,831,677
15,000,000	CIM Trust, Series 2016-2RR-B2	5.99	% #^Þ	02/25/2056	13,888,803
15,000,000	CIM Trust, Series 2016-3RR-B2	5.98	% #^Þ	02/27/2056	13,907,962
1,633,881	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	3.14	% #	03/20/2037	1,455,227

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $55,538,672)					57,083,669

US Corporate Bonds - 22.9%
1,645,000	Acrisure LLC	8.13	% ^	02/15/2024	1,745,279
3,770,000	Allied Universal Holding Company	9.75	% ^	07/15/2027	4,115,860
15,310,000	AMC Merger, Inc.	8.00	% ^	05/15/2025	12,992,755
1,695,000	Arconic Corporation	6.13	% ^z	02/15/2028	1,830,600
6,988,000	Argos Merger Sub, Inc.	7.13	% ^z	03/15/2023	6,994,289
11,036,000	AssuredPartners, Inc.	7.00	% ^	08/15/2025	11,472,639
2,665,000	Avaya, Inc.	6.13	% ^z	09/15/2028	2,851,910
11,565,000	BCD Acquisition, Inc.	9.63	% ^	09/15/2023	11,868,581
750,000	Boxer Parent Company, Inc.	7.13	% ^z	10/02/2025	815,166
1,700,000	Cablevision Lightpath LLC	5.63	% ^z	09/15/2028	1,781,813
5,430,000	Carnival Corporation	11.50	% ^	04/01/2023	6,286,718
1,000,000	Carnival Corporation	7.63	% ^z	03/01/2026	1,091,365
7,000,000	Castle US Holding Corporation	9.50	% ^	02/15/2028	7,016,415
6,450,000	Cengage Learning, Inc.	9.50	% ^z	06/15/2024	6,042,844

1,680,000	Community Health Systems, Inc.	6.00	% ^	01/15/2029	1,816,937
1,200,000	Clarios Global LP	6.75	% ^	05/15/2025	1,294,884
3,815,000	Constellation Merger Sub, Inc.	8.50	% ^z	09/15/2025	3,561,856
10,160,000	CSI Compressco LP	7.50	% ^z	04/01/2025	9,638,233
4,130,000	Dealer Tire LLC	8.00	% ^z	02/01/2028	4,361,590
1,320,000	Delta Air Lines, Inc.	7.00	% ^	05/01/2025	1,524,886
3,975,000	EES Finance Corporation	8.13%		05/01/2025	3,333,614
15,745,000	Embarq Corporation	8.00%		06/01/2036	19,450,192
1,550,000	Envision Healthcare Corporation	8.75	% ^	10/15/2026	978,143
3,660,000	Flex Acquisition Company, Inc.	6.88	% ^	01/15/2025	3,724,050
1,255,000	Flex Acquisition Company, Inc.	7.88	% ^z	07/15/2026	1,321,917
20,000,000	Flexential Intermediate Corporation	11.25	% ^	08/01/2024	20,962,500
1,710,000	Front Range BidCo, Inc.	6.13	% ^z	03/01/2028	1,811,266
1,375,000	Frontier Communications Corporation	5.88	% ^z	10/15/2027	1,489,297
13,765,000	Gogo Intermeidate Holdings LLC	9.88	% ^z	05/01/2024	14,764,545
10,000,000	GTT Communications, Inc.	7.88	% ^z	12/31/2024	4,037,500
6,405,000	Hexion, Inc.	7.88	% ^z	07/15/2027	6,865,359
5,759,000	Hillman Group, Inc.	6.38	% ^z	07/15/2022	5,736,050
4,247,000	Illuminate Buyer LLC	9.00	% ^z	07/01/2028	4,677,009
4,000,000	IRB Holding Corporation	7.00	% ^z	06/15/2025	4,377,100
2,833,016	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	3,042,991
765,000	LD Holdings Group LLC	6.50	% ^	11/01/2025	807,075
5,000,000	Live Nation Entertainment, Inc.	5.63	% ^z	03/15/2026	5,132,500
790,000	Live Nation Entertainment, Inc.	6.50	% ^z	05/15/2027	884,642
2,780,000	Logan Merger Sub, Inc.	5.50	% ^z	09/01/2027	2,915,525
3,615,000	Matterhorn Merger Sub LLC	8.50	% ^	06/01/2026	3,792,225
2,135,000	Mileage Plus Holdings LLC	6.50	% ^	06/20/2027	2,299,128
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% ^	01/15/2026	4,136,563
1,295,000	NGL Energy Partners LP	7.50%		04/15/2026	805,328
7,804,000	OPE KAG Finance Sub, Inc.	7.88	% ^	07/31/2023	7,832,446
5,820,000	Ortho-Clinical Diagnostics Inc.	7.25	% ^z	02/01/2028	6,151,013
6,440,000	Panther BF Aggregator LP	8.50	% ^z	05/15/2027	7,007,102
7,455,000	Par Petroleum Finance Corporation	7.75	% ^	12/15/2025	7,183,973
6,225,000	Peabody Securities Finance Corporation	6.00	% ^	03/31/2022	4,555,922
6,800,000	PetSmart, Inc.	8.88	% ^z	06/01/2025	6,992,780
6,925,000	PowerTeam Services LLC	9.03	% ^z	12/04/2025	7,722,137
1,000,000	Presidio Holdings, Inc.	8.25	% ^z	02/01/2028	1,105,625
1,385,000	Providence Service Corporation	5.88	% ^	11/15/2025	1,467,234
13,815,470	Pyxus Holdings, Inc.	10.00	% z	08/24/2024	11,363,224
9,880,000	Radiology Partners, Inc.	9.25	% ^z	02/01/2028	11,142,664
9,280,000	Riverbed Technology, Inc.	8.88	% ^z	03/01/2023	6,403,200
200,000	Sabre Global, Inc.	9.25	% ^z	04/15/2025	238,250
6,630,000	Sabre Global, Inc.	7.38	% ^z	09/01/2025	7,203,495
4,220,000	SEG Holding LLC	5.63	% ^z	10/15/2028	4,462,650
9,970,000	Solera Finance, Inc.	10.50	% ^z	03/01/2024	10,343,875
10,296,000	SunCoke Energy Partners Finance Corporation	7.50	% ^z	06/15/2025	10,240,144
1,500,000	Tallgrass Energy Partners LP	7.50	% ^	10/01/2025	1,622,198
8,145,000	Team Health Holdings, Inc.	6.38	% ^	02/01/2025	7,045,425
455,000	Townsquare Media, Inc.	6.88	% ^	02/01/2026	477,875
1,095,000	TransDigm, Inc.	8.00	% ^z	12/15/2025	1,212,811
3,000,000	Trident TPI Holdings, Inc.	9.25	% ^z	08/01/2024	3,202,500
7,709,000	Trident TPI Holdings, Inc.	6.63	% ^z	11/01/2025	7,852,734
1,285,000	Triumph Group, Inc.	6.25	% ^z	09/15/2024	1,276,969
10,280,000	Triumph Group, Inc.	7.75	% z	08/15/2025	9,431,900
8,375,000	Uber Technologies, Inc.	8.00	% ^	11/01/2026	9,133,984
5,525,000	Uber Technologies, Inc.	7.50	% ^	09/15/2027	6,084,406
2,500,000	Unisys Corporation	6.88	% ^z	11/01/2027	2,737,500
5,885,000	United Natural Foods, Inc.	6.75	% ^	10/15/2028	6,164,420
5,005,000	Univision Communications, Inc.	6.63	% ^	06/01/2027	5,384,254
625,862	US Airways 2012-2 Pass Through Trust - Class B	6.75%		06/03/2021	610,221
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50	% ^	01/31/2027	2,878,617
2,995,000	Viking Cruises Ltd.	13.00	% ^	05/15/2025	3,584,641
6,386,000	Vine Oil & Gas Finance Corporation	8.75	% ^	04/15/2023	5,108,800
706,000	Weatherford International Ltd.	11.00	% ^z	12/01/2024	552,445
5,500,000	Wolverine Escrow LLC	9.00	% ^	11/15/2026	5,216,338
6,210,000	XHR LP	6.38	% ^	08/15/2025	6,563,194

Total US Corporate Bonds (Cost $414,342,951)					414,006,105

US Government and Agency Mortgage Backed Obligations - 4.2%
7,665,652	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	6.08	% I/FI/O	02/15/2040	1,708,284
4,010,846	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34	%I/FI/O	11/15/2040	420,573
19,059,626	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34	% I/FI/O	01/15/2042	4,191,257
3,818,569	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.41	% I/FI/O	09/25/2036	792,896
14,394,052	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90	% I/FI/O	11/25/2040	2,964,320
11,679,682	Federal National Mortgage Association, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.45	% I/FI/O	06/25/2042	2,658,863
17,945,143	Federal National Mortgage Association, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95	% I/FI/O	08/25/2049	2,959,931
16,673,848	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90	% I/FI/O	05/16/2041	3,089,837
51,301,735	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45	% I/FI/O	05/20/2045	9,346,283
19,719,929	Government National Mortgage Association, Series 2017-139-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05	% I/FI/O	08/20/2047	4,090,791
12,482,616	Government National Mortgage Association, Series 2018-145-IA	4.00	% I/O	10/20/2045	933,059
37,444,383	Government National Mortgage Association, Series 2019-22-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90	% I/FI/O	12/16/2043	6,989,013
29,853,949	Government National Mortgage Association, Series 2019-61-NS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95	% I/FI/O	02/20/2049	5,695,095
24,902,301	Government National Mortgage Association, Series 2020-146-SH (- 1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.15	% I/FI/O	10/20/2050	5,113,050
39,027,902	Government National Mortgage Association, Series 2020-47-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85	% I/FI/O	05/20/2044	7,502,884
43,764,827	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.22	% I/FI/O	07/20/2044	7,593,828
22,401,084	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45	% I/FI/O	07/16/2045	4,131,448
70,012,097	Government National Mortgage Association, Series 2020-88-IO	1.09	% #I/O	04/16/2060	5,821,856

Total US Government and Agency Mortgage Backed Obligations (Cost $82,419,304)					76,003,268

Common Stocks - 1.3%
51,725	ATD Holdings, Inc. * Þ				1,241,400
288,460	Calfrac Well Services, Ltd. *				895,668
283,355	Foresight Equity * Þ				4,961,551
339,999	Frontera Energy Corporation				877,198
468,716	Hexion Holdings Corporation *				5,741,771
333,957	Legacy Backstop * Þ				4,100,992
26,458	Legacy Notes * Þ				324,904
183,948	Longview Equity * Þ				459,870
292,727	McDermott International Ltd. *				237,109
33,058	Summit Midstream Partners LP				412,895
62,554	Syncreon Group B.V. * Þ				2,502,141
337,661	Tapstone Energy Holdings III LLC * Þ				1,158,177
97,836	Weatherford International PLC *z				587,016

Total Common Stocks (Cost $73,789,757)					23,500,692

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				1

Total Warrants (Cost $1)					1

Short Term Investments - 1.0%
6,138,129	BlackRock Liquidity Funds FedFund - Institutional Shares	0.01	% ◆		6,138,129
6,138,117	Fidelity Institutional Money Market Government Portfolio - Class I	0.01	% ◆		6,138,117
6,138,118	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% ◆		6,138,118

Total Short Term Investments (Cost $18,414,364)					18,414,364

Total Investments - 136.6% (Cost $2,656,548,066) ‡					2,471,254,357
Liabilities in Excess of Other Assets - (36.6)%					(661,511,233)

NET ASSETS - 100.0%					$1,809,743,124

Þ	Value determined using significant unobservable inputs.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2020.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

BRL	Brazilian Real

x	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate disclosed is as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $308,418 or 0.0% of net assets.

z	Security, or portion of security, is on loan as of December 31, 2020 pursuant to the Liquidity Agreement.

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	65.5%
US Corporate Bonds	22.9%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Collateralized Loan Obligations	12.6%
Bank Loans	9.3%
US Government and Agency Mortgage Backed Obligations	4.2%
Non-Agency Residential Collateralized Mortgage Obligations	3.2%
Asset Backed Obligations	1.9%
Common Stocks	1.3%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Warrants	0.0%	~
Other Assets and Liabilities	(36.6)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	14.4%
Energy	14.3%
Collateralized Loan Obligations	12.6%
Finance	10.7%
Utilities	10.0%
Real Estate	7.1%
Telecommunications	6.2%
Mining	5.5%
Chemical Products	4.8%
US Government and Agency Mortgage Backed Obligations	4.2%
Technology	3.8%
Building and Development (including Steel/Metals)	3.6%
Banking	3.3%
Non-Agency Residential Collateralized Mortgage Obligations	3.2%
Healthcare	3.2%
Media	3.0%
Consumer Products	2.4%
Aerospace & Defense	2.1%
Asset Backed Obligations	1.9%
Automotive	1.9%
Commercial Services	1.8%
Electronics/Electric	1.6%
Pulp & Paper	1.6%
Chemicals/Plastics	1.5%
Insurance	1.3%
Leisure	1.2%
Business Equipment and Services	1.1%
Retailers (other than Food/Drug)	1.0%
Short Term Investments	1.0%
Industrial Equipment	1.0%
Containers and Glass Products	0.9%
Food Products	0.8%
Beverage and Tobacco	0.6%
Environmental Control	0.6%
Food Service	0.6%
Transportation	0.6%
Financial Intermediaries	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Food/Drug Retailers	0.2%
Pharmaceuticals	0.2%
Cosmetics/Toiletries	0.1%
Construction	0.0%	~
Other Assets and Liabilities	(36.6)%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

United States	69.9%
Mexico	12.7%
Argentina	10.9%
Brazil	7.6%
China	5.1%
Colombia	4.5%
Canada	3.3%
Peru	2.5%
Indonesia	2.2%
Chile	2.0%
India	1.9%
Ukraine	1.8%
South Africa	1.7%
Hong Kong	1.6%
Costa Rica	1.5%
Dominican Republic	1.4%
Ghana	1.4%
Trinidad And Tobago	0.9%
Luxembourg	0.7%
Jamaica	0.5%
Singapore	0.5%
Russia	0.4%
Austria	0.4%
United Kingdom	0.3%
Ecuador	0.3%
Panama	0.3%
Denmark	0.1%
Israel	0.1%
Netherlands	0.1%
Other Assets and Liabilities	(36.6)%

100.0%

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$18,414,364
Common Stocks	8,751,657

Total Level 1	27,166,021
Level 2
Foreign Corporate Bonds	1,186,073,140
Corporate Bonds	414,006,105
Collateralized Loan Obligations	217,973,529
Non-Agency Commercial Mortgage Backed Obligations	211,557,412
Bank Loans	165,506,119
US Government and Agency Mortgage Backed Obligations	76,003,268
Asset Backed Obligations	23,563,893
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5,446,473
Non-Agency Residential Collateralized Mortgage Obligations	1,455,227

Total Level 2	2,301,585,166
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	55,628,442
Non-Agency Commercial Mortgage Backed Obligations	48,739,347
Common Stocks	14,749,035
Asset Backed Obligations	11,008,335
Collateralized Loan Obligations	9,501,061
Bank Loans	2,623,560
Foreign Corporate Bonds	253,389
Warrants	1

Total Level 3	142,503,170

Total	$2,471,254,357

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$57,161,101	$-	$(1,758,931)	$226,272	$-	$-	$-	$-	$55,628,442	$(1,758,931)
Non-Agency Commercial Mortgage Backed Obligations	49,649,563	(8,763,063)	8,277,463	285,649	107,737	(818,002)	-	-	48,739,347	981,535
Common Stocks	12,269,718	-	2,479,317	-	-	-	-	-	14,749,035	2,479,317
Asset Backed Obligations	12,314,963	(783,598)	135,530	(84)	103,125	(761,601)	-	-	11,008,335	197,724
Collateralized Loan Obligations	2,551,626	-	229,015	9,514	30,709	-	6,680,197	-	9,501,061	257,000
Bank Loans	2,626,499	2,380	(19,807)	20,415	-	(5,927)	-	-	2,623,560	(17,426)
Foreign Corporate Bonds	253,389	-	-	-	-	-	-	-	253,389	-
Warrants	1	-	-	-	-	-	-	-	1	-

Total	$136,826,860	$(9,544,281)	$9,342,587	$541,766	$241,571	$(1,585,530)	$6,680,197	$-	$142,503,170	$2,139,219

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$55,628,442	Market Comparables	Market Quotes	$92.59 - $92.82 ($92.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$48,739,347	Market Comparables	Yields	12.00% - 45.00% (19.80%)	Increase in yields would have resulted in the decrease in the fair value of the security
Common Stocks	$14,749,035	Market Comparables	Market Quotes	$2.50 - $40.00 ($18.73)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,008,335	Market Comparables	Market Quotes	$45.78 - $4,437.87 ($2,124.62)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$9,501,061	Market Comparables	Market Quotes	$0.00 - $95.43 ($88.04)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$2,623,560	Market Comparables	Market Quotes	$99.52 - $100 ($99.95)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$253,389	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.